Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment

6.	Property, plant and equipment

	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2021	158,219	267,004	198,981	51,760	245,647	13,968,566	14,890,177
Additions	952	4,536	-	-	-	41,568	47,056
Impairment of property, plant and equipment	-	-	-	-	-	(7,441,293)	(7,441,293)
December 31, 2022	159,171	271,540	198,981	51,760	245,647	6,568,841	7,495,940

Accumulated depreciation
December 31, 2021	151,390	244,043	189,206	50,779	235,227	-	870,645
Depreciation	1,813	7,398	2,932	196	2,085	-	14,424
December 31, 2022	153,203	251,441	192,138	50,975	237,312	-	885,069

Carrying amounts
December 31, 2021	6,829	22,961	9,775	981	10,420	13,968,566	14,019,532
December 31, 2022	5,968	20,099	6,843	785	8,335	6,568,841	6,610,871

As at December 31, 2022, the Company recorded an impairment of $7,441,293 on mill equipment to its recoverable amount due to the delay in receiving development permit and the lack of available for use in Mexico.

	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2020	158,219	256,873	198,607	51,760	245,647	13,968,566	14,879,672
Additions	-	10,131	374	-	-	-	10,505
December 31, 2021	158,219	267,004	198,981	51,760	245,647	13,968,566	14,890,177

Accumulated depreciation
December 31, 2020	147,662	238,060	185,130	50,534	232,621	-	854,007
Depreciation	3,728	5,983	4,076	245	2,606	-	16,638
December 31, 2021	151,390	244,043	189,206	50,779	235,227	-	870,645

Carrying amounts
December 31, 2020	10,557	18,813	13,477	1,226	13,026	13,968,566	14,025,665
December 31, 2021	6,829	22,961	9,775	981	10,420	13,968,566	14,019,532